SIGNIFICANT EVENTS IN THE REPORTING PERIOD (Details) $ in Thousands	Jun. 30, 2022 USD ($)
SIGNIFICANT EVENTS IN THE REPORTING PERIOD
Maximum borrowing capacity	$ 6,000